S000024179 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended	351 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
MSCI ACWI Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.98%	10.81%	9.08%
INVESTOR CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent		30.91%	13.47%	10.68%
Performance Inception Date						Sep. 25, 1996
INVESTOR CLASS SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.12%	11.88%	8.85%
Performance Inception Date						Sep. 25, 1996
INVESTOR CLASS SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		19.48%	10.50%	8.23%
Performance Inception Date						Sep. 25, 1996
INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Average Annual Return, Percent		31.06%	13.62%	10.84%
Performance Inception Date					Jan. 31, 2012

[1]	Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indexes or financial products. This report is not approved or produced by MSCI.